Debt (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended				1 Months Ended	12 Months Ended						12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 28, 2014	Sep. 27, 2013 Debentures 7.00% Debenture	Sep. 27, 2013 Debentures 8.00% Debenture	Sep. 27, 2013 Debentures 9.50% Debenture	Mar. 31, 2013 Line of Credit	Sep. 27, 2013 Line of Credit	Mar. 28, 2014 Line of Credit	Mar. 19, 2014 Line of Credit	Mar. 28, 2014 Line of Credit Letter of Credit	Mar. 19, 2014 Line of Credit Letter of Credit	Mar. 31, 2013 Line of Credit Letter of Credit	Sep. 27, 2013 Line of Credit LIBOR	Mar. 28, 2014 Senior Notes	Sep. 27, 2013 Senior Notes	Apr. 30, 2013 Senior Notes 3.50% Senior Note	Apr. 30, 2013 Senior Notes 4.75% Senior Note	Mar. 28, 2014 Secured Debt Term Loan	Mar. 19, 2014 Secured Debt Term Loan	Mar. 19, 2014 Secured Debt Term Loan LIBOR
Debt Instrument [Line Items]
Stated interest rate			7.00%	8.00%	9.50%											3.50%	4.75%
Maximum borrowing capacity						$ 250,000,000			$ 250,000,000		$ 150,000,000	$ 150,000,000
Term of debt instrument						5 years								10 years	10 years
Variable interest rate													1.50%
Facility fees for letters of credit							0.25%
Letters of credit outstanding							0			0
Borrowings outstanding							0	0
Face amount																300,000,000	600,000,000		1,300,000,000
Aggregate net proceeds	889,300,000
Minimum LIBOR																				0.75%
Quarterly principal amortization payments																			0.25%
Original issue discount, percentage																			0.25%
Original issue discount, amount																			3,300,000
Annual commitment fee		0.375%
Interest rate								3.00%										3.50%
Borrowings outstanding, term loan																		$ 1,300,000,000